Vanguard Global Minimum Volatility Fund
Supplement Dated March 29, 2023, to the Prospectus and Summary Prospectus Dated February 27, 2023 (as supplemented on March 6, 2023)
Important Changes to Vanguard Global Minimum Volatility Fund

Effective immediately, Scott Rodemer has been added as a co-portfolio manager of Vanguard Global Minimum Volatility Fund (the Fund). He joins John Ameriks, who will continue to co-manage the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Fund Summary section:
Scott Rodemer, CFA, Head of Equity Factor Investments within Vanguard’s Quantitative Equity Group and portfolio manager. He has co-managed the Fund since March 2023.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Fund section:
Scott Rodemer, CFA, Head of Equity Factor Investments within Vanguard’s Quantitative Equity Group and portfolio manager. He joined Vanguard in 2004 and has worked in investment management since 2007. He has co-managed the Fund since March 2023. Education: B.A. from Villanova University and M.S. in finance from the University of Notre Dame.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 1194A 032023
CFA® is a registered trademark owned by CFA Institute.

Vanguard Global Minimum Volatility Fund

Supplement Dated March 29, 2023, to the Statement of Additional Information Dated February 27, 2023
Important Changes to Vanguard Global Minimum Volatility Fund
Effective immediately, Scott Rodemer has been added as a co-portfolio manager of Vanguard Global Minimum Volatility Fund (the Fund). He joins John Ameriks, who will continue to co-manage the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the heading
“1. Other Accounts Managed” on page B-61 as it relates to the Fund:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Scott Rodemer[1]	Registered investment companies[2]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Mr. Rodemer began co-managing Vanguard Global Minimum Volatility Fund in March 2023.
2 Information provided as of November 30, 2022.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-62:

As of November 30, 2022, Mr. Rodemer did not own shares of Vanguard Global Minimum Volatility Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 934A 032023